7) Fee and commission income	12 Months Ended
Dec. 31, 2020
Fee and commission income [abstract]
7) Fee and commission income

7)       Fee and commission income

	R$ thousand
	Years ended December 31
	2020	2019	2018
Fee and commission income
Credit card income	6,754,319	7,397,305	6,951,609
Current accounts	7,927,357	7,702,319	7,165,667
Collections	2,150,007	1,935,353	1,982,037
Guarantees	1,259,236	1,257,771	1,463,423
Asset management	1,348,214	1,582,733	1,525,280
Consortium management	1,921,206	1,921,082	1,683,942
Custody and brokerage services	1,200,729	1,134,630	916,083
Underwriting/ Financial Advisory Services	1,150,460	1,014,607	815,242
Payments	462,535	475,393	448,416
Other	762,391	916,483	879,891
Total	24,936,454	25,337,676	23,831,590